Note 1 - Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of Loan Portfolio Concentrated in Loans Secured by Real Estate	86.00%
Discounted Percentage for Selling and Marketing Cost		10.00%
Other Assets [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Cash Surrender Value of Life Insurance	$ 14,829,861	$ 14,530,851